Other Loans (Details)	Aug. 30, 2024 HKD ($)	Aug. 30, 2024 USD ($)	Jun. 06, 2024 HKD ($)	Jun. 06, 2024 USD ($)
Loan 1 [Member]
Debt Instrument [Line Items]
Loan amount			$ 388,500	$ 50,005
Effective rate interest			16.00%	16.00%
Equal monthly instalments			9 years	9 years
Loan 2 [Member]
Debt Instrument [Line Items]
Loan amount			$ 280,560	$ 36,111
Effective rate interest			16.00%	16.00%
Equal monthly instalments			9 years	9 years
Loan 3 [Member]
Debt Instrument [Line Items]
Loan amount	$ 410,000	$ 52,772
Effective rate interest	16.00%	16.00%
Equal monthly instalments	6 years	6 years